UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2008

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                             September 30, 2008


   Mutual Funds                                        Quantity         Value

	Schroder US Opportunities 	                17,705	      $345,610
        Keeley Small Cap Value CL I	                14,000	       338,380
        Pacific Advisors Small Cap	                10,752	       327,713
        Schneider Small Cap Value 	                20,643	       271,044
        Paradigm Value	                                 5,919	       264,710
        Royce Value Plus 	                        20,883	       239,323
        Bridgeway Small Cap Value CL N	                15,635	       205,906
        T Rowe Price Small Cap Value 	                 5,824	       199,185
        Royce Opportunity Fund	                        20,921	       196,450
        Stratton Small Cap Yield Fund	                 4,249	       185,919
        Allianz NFJ Small Cap Value Institutional 	 6,192	       177,833
        Loomis Sayles Small Cap Growth R	        13,012	       165,127
        Transamerica Premier Small Cap Value I         	 8,777	       124,371
        Royce Micro Cap Investment	                 9,141	       117,000
        Perritt Micro Cap Opportunities        	         5,288	       112,262
                                                                   -----------

	Total Mutual Funds 		                             3,270,833
                                                                   -----------

   Exchange Traded Funds

      Ishares Russell 2000 Value Index                   2,000         134,480
                                                                   -----------
   Total Exchange Traded Funds                                         134,480


   Short-Term Securities

	TD Ameritrade Money Market		                        82,240
                                                                   -----------

   Total Investments in Securities			             3,487,553


   Other assets 			                                37,528
                                                                   -----------

   Net Assets			                                  $  3,525,081

                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                 September 30, 2008


   Mutual Funds 		                       Quantity	        Value

 	Fairholme	                                11,861	      $349,553
        Janus Contrarian 	                        23,010	       320,529
        Columbia Value and Restructuring CL Z	         7,324	       312,602
        ICAP Select Equity CL I	                         9,852	       302,644
        Amana Trust Income	                        11,213	       301,858
        American Funds Fundamental INV F	         8,789	       288,900
        Marisco 21st Century	                        21,942	       282,389
        Primecap Odyssey Growth 	                23,355	       280,956
        Amana Trust Growth 	                        13,808	       273,532
        Dodge & Cox Stock	                         2,738	       266,781
        Artisan Mid Cap Value	                        15,527	       264,120
        First Source Monogram Income Equity 	        19,595	       253,364
        BlackRock Equity Dividend I	                15,113	       251,788
        Hartford Capital Appreciation Fund CL I	         8,447	       248,920
        Rainier Mid Cap Equity Insitutional 	         7,223	       248,468
        Brandywine Blue	                                10,384	       247,666
        Schneider Value                                 17,978	       247,381
        Fidelity Leveraged 	                         9,736	       225,770
        Jordon Opportunity	                        21,708	       222,287
                                                                   -----------

	Total Mutual Funds 		                             5,189,508
                                                                   -----------

   Short-Term Securities

	TD Ameritrade Money Market		                       113,951
                                                                   -----------

   Total Investments in Securities			             5,303,459


   Other assets 			                                79,577
                                                                   -----------

   Net Assets			                                   $ 5,383,036

                                                                   ===========

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                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                               September 30, 2008

   Mutual Funds and Exchange Traded Funds	       Quantity	        Value

        IVY Assets Strategy Y 	                         8,720	      $196,716
        Permanent Portfolio 	                         5,495	       194,870
        TFS Market Neutral	                        14,001	       188,590
        Diamond Hill Long Short I	                10,965	       183,553
        Leuthold Asset Allocation Institutional 	17,983	       169,941
        Bruce Fund	                                   494	       145,511
        T. Rowe Price Latin America 	                 3,848	       144,345
        T. Rowe Price Health Sciences	                 4,765	       118,881
        Blackrock Health Sciences	                 4,142	       116,569
        CGM Realty 	                                 4,055	       115,119
        Wintergreen 	                                 8,811	        99,383
        Thomas White International 	                 6,207	        95,457
        Allianz NFJ International Value I              	 4,797	        93,438
        Metzler/Payden European Emerging Markets 	 3,974	        92,764
        MFS Utilities A	                                 6,527	        92,560
        Wilmington Multi Manager Real Asset I 	         5,647	        89,159
        Julius Baer International Equity II CL I	 6,550	        80,821
        CGM Focus	                                 1,855	        80,499
        USAA Precious Metals and Minerals	         3,013	        77,282
        Harbor International Institutional	         1,446	        75,588
        U.S. Global Investors Global Resources 	         6,749	        75,044
        Cullen International High Dividend Retail CL I	 7,234	        73,281
        Blackrock International Opportunities I	         2,444	        72,067
        Janus Overseas	                                 1,929	        68,409
        Direxion Commodity Trends Strategy	         1,819	        51,946
        T. Rowe Price Africa and Middle East	         5,330	        51,652
                                                                   -----------

	Total Mutual Funds 		                             2,843,445
                                                                   -----------
   Exchange Traded Funds

      BLDRS Emerging Markets 50 Adr Index	         2,400	        90,384
                                                                   -----------
      Total Exchange Traded Funds                                       90,384

   Short-Term Securities

	TD Ameritrade Money Market		                       462,294
                                                                   -----------

   Total Investments in Securities			             3,396,123


   Other assets 			                                53,395
                                                                   -----------

   Net Assets			                                   $ 3,449,518
                                                                   ===========

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In September 2006, the Financial Accounting Standards Board issued Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity"s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.

The Fund determined the adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis. Various inputs are used in determining the value of the Fund"s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund"s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds" net assets as of September 30, 2008:

                    	                      MH Elite Small Cap       MH Elite        MH Elite Select
                   Valuation Inputs              Fund of Funds       Fund of Funds   Portfolio of Funds
Level 1 - Quoted prices 	                  $ 3,525,081	      $ 5,383,036	 $ 3,449,518
Level 2 - Other significant observable inputs 	            -	                -	           -
Level 3 - Significant unobservable inputs 	            -	                -	           -
Total 	                                          $ 3,525,081	      $ 5,383,036	 $ 3,449,518

The Funds adopted Financial Accounting Standards Board (FASB) issued
FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.




Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: November 26, 2008